Trade Accounts Payable - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Domestic:
Commodities	$ 2,404,646	$ 1,961,391
Materials and services	3,288,007	3,138,734
Finished products	89,482	81,608
Present value adjustment	(8,152)	(9,685)
Total domestic commodities	5,773,983	5,172,048
Foreign:
Commodities	18,270	20,357
Materials and services	403,491	271,481
Finished products	2,356	1,627
Total Foreign commodities	424,117	293,465
Total trade accounts payable	6,198,100	5,465,513
Supplier financing:
Domestic	1,128,538	718,884
Foreign	5,921	9,826
Total supplier financing	1,134,459	728,710
Total	$ 7,332,559	$ 6,194,223